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                                                  (RIVERSOURCE INVESTMENTS LOGO)

  PROSPECTUS/STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT -- APRIL 21,
                                      2009

FUND (PROSPECTUS DATE)                                     PROSPECTUS FORM #          SAI (DATE) FORM #
Threadneedle European Equity Fund (12/30/2008)            S-6006-99 N (12/08)       (4/1/2009) S-6500 AW



Effective April 21, 2009, the information following the second paragraph in the Investment Manager section is revised to add the following Deputy Portfolio
Manager:

Dan Ison, Deputy Portfolio Manager

- Head of Pan European equities team.

- Deputy managed the Fund since 2009.

- Joined Threadneedle in 2007.

- Began investment career in 1994 as a portfolio manager for Baring Asset Management, 1994 to 2001. Partner/Director, Beaumont Capital/Schroders, 2001 to 2007.

- BA, Oxford University.

The rest of the section remains the same.

Table 19. Portfolio Managers, of the SAI is revised as follows. Unless otherwise specified, reporting information is provided as of the fiscal year end noted:


------------------------------------------------------------------------------------------------------------------
                            OTHER ACCOUNTS MANAGED (excluding the fund)
                       ---------------------------------------------------

             PORTFOLIO   NUMBER AND      APPROXIMATE                         OWNERSHIP    POTENTIAL   STRUCTURE OF
   FUND       MANAGER      TYPE OF          TOTAL        PERFORMANCE BASED    OF FUND     CONFLICTS   COMPENSATION
                          ACCOUNT*       NET ASSETS         ACCOUNTS(a)       SHARES     OF INTEREST
------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH A FISCAL PERIOD ENDED OCTOBER 31
------------------------------------------------------------------------------------------------------------------
Threadnee-  Rob Jones   1 PIV         $32.78 million    1 RIC ($695.16M)    None(b)
dle                     1 other       $184.29 million
European                account
Equity                                                                                      (19)          (54)
           ---------------------------------------------------------------------------
            Dan         1 RIC         $54.3 million     1 RIC ($54.3 M);    None(b)
            Ison(c)
                        3 PIVs        $141.4 million    2 PIVs ($62.2 M)
------------------------------------------------------------------------------------------------------------------



  * RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
  (a) Number of accounts for which the advisory fee paid is based on part of wholly on performance the aggregate net assets in those accounts.
  (b) The fund is available for sale only in the U.S. The portfolio manager(s) do not reside in the U.S. and therefore do not hold any shares of the fund.
  (c) The portfolio manager began managing the fund as of April 2009; therefore reporting information is as of March 31, 2009.

The rest of this section remains the same.

S-6006-1 A (4/09)